Financial risk management and financial instruments, Foreign Exchange Risk (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Exposure to Foreign Exchange Risk [Abstract]
Foreign exchange gain (loss)	$ (7.9)	$ (18.2)	$ 37.4
Forward Contract [member]
Exposure to Foreign Exchange Risk [Abstract]
Payment to settle forward contract	21.8
Currency Risk [Member]
Exposure to Foreign Exchange Risk [Abstract]
Foreign exchange gain (loss)	(29.7)	$ (11.3)
Currency Risk [Member] | Forward Contract [member]
Exposure to Foreign Exchange Risk [Abstract]
Payment to settle forward contract	$ 21.8